Columbia Variable Portfolio – High Yield Bond Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.3%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	878,622	837,766
Total Convertible Bonds (Cost $822,614)			837,766

Corporate Bonds & Notes 95.2%

Aerospace & Defense 1.8%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	133,000	134,361
03/15/2033	6.250%	111,000	112,376
Bombardier, Inc.(a)
04/15/2027	7.875%	188,000	188,567
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	429,000	458,640
11/15/2030	9.750%	375,000	414,374
TransDigm, Inc.(a)
08/15/2028	6.750%	1,291,000	1,310,581
03/01/2029	6.375%	1,197,000	1,209,799
03/01/2032	6.625%	1,222,000	1,237,381
01/15/2033	6.000%	52,000	51,156
Total			5,117,235
Airlines 1.0%
American Airlines, Inc.(a)
05/15/2029	8.500%	130,000	131,988
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	703,585	701,521
04/20/2029	5.750%	1,699,753	1,662,795
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	249,267	250,301
Total			2,746,605
Automotive 1.6%
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	153,000	142,719
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	44,000	42,723
10/01/2029	5.000%	155,000	133,567
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	544,000	549,574
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	550,000	510,333
IHO Verwaltungs GmbH(a),(b)
11/15/2030	7.750%	324,000	319,409
11/15/2032	8.000%	721,000	691,696
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	600,000	596,525
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	351,000	338,313
04/23/2032	6.875%	1,095,000	1,014,346
Total			4,339,205
Banking 0.0%
Ally Financial, Inc.(c)
Subordinated
01/17/2040	6.646%	137,000	132,663
Brokerage/Asset Managers/Exchanges 1.9%
AG Issuer LLC(a)
03/01/2028	6.250%	319,000	313,777
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	1,014,000	1,039,418
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	834,000	896,250
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	893,000	874,473
Focus Financial Partners LLC(a)
09/15/2031	6.750%	598,000	589,639
Hightower Holding LLC(a)
04/15/2029	6.750%	870,000	841,085
01/31/2030	9.125%	837,000	861,181
Total			5,415,823
Building Materials 1.6%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	574,000	548,933
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	513,527
08/01/2030	6.500%	684,000	719,925
Masterbrand, Inc.(a)
07/15/2032	7.000%	150,000	149,913
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	1,018,000	1,023,418
03/01/2033	6.750%	376,000	374,717
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	185,000	185,078
White Cap Buyer LLC(a)
10/15/2028	6.875%	846,000	812,715
Total			4,328,226

Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 5.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	140,000	137,858
02/01/2028	5.000%	666,000	646,194
06/01/2029	5.375%	571,000	552,534
03/01/2030	4.750%	1,876,000	1,738,433
08/15/2030	4.500%	1,354,000	1,232,869
03/01/2031	7.375%	135,000	137,199
02/01/2032	4.750%	1,439,000	1,277,693
01/15/2034	4.250%	500,000	411,281
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	340,000	295,603
CSC Holdings LLC(a)
12/01/2030	4.625%	1,355,000	668,511
02/15/2031	3.375%	2,298,000	1,640,971
DISH DBS Corp.
07/01/2026	7.750%	370,000	319,603
07/01/2028	7.375%	190,000	135,127
06/01/2029	5.125%	335,000	217,816
DISH DBS Corp.(a)
12/01/2028	5.750%	640,000	540,398
DISH Network Corp.(a)
11/15/2027	11.750%	1,035,000	1,090,506
EchoStar Corp.
11/30/2029	10.750%	1,052,209	1,106,030
EchoStar Corp.(b)
11/30/2030	6.750%	693,725	629,724
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	588,183
08/01/2027	5.000%	299,000	292,119
07/15/2028	4.000%	380,000	354,188
07/01/2030	4.125%	310,000	275,662
Virgin Media Finance PLC(a)
07/15/2030	5.000%	640,000	545,533
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,906,000	1,655,164
Total			16,489,199
Chemicals 5.1%
Ashland LLC(a)
09/01/2031	3.375%	1,165,000	1,002,042
Avient Corp.(a)
11/01/2031	6.250%	106,000	105,048
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	483,000	499,325
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	466,305
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celanese US Holdings LLC
04/15/2030	6.500%	165,000	163,838
07/15/2032	6.629%	194,000	199,256
04/15/2033	6.750%	938,000	910,841
11/15/2033	6.950%	431,000	450,450
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	615,000	615,622
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,110,000	1,045,349
HB Fuller Co.
10/15/2028	4.250%	163,000	154,611
Herens Holdco Sarl(a)
05/15/2028	4.750%	707,000	636,723
INEOS Finance PLC(a)
04/15/2029	7.500%	537,000	534,918
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,061,000	1,101,869
Ingevity Corp.(a)
11/01/2028	3.875%	458,000	427,587
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	816,825	848,477
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	500,000	461,957
11/15/2028	9.750%	826,000	858,429
10/01/2029	6.250%	745,000	655,245
06/15/2031	7.250%	583,000	573,696
SPCM SA(a)
03/15/2027	3.125%	301,000	286,887
WR Grace Holdings LLC(a)
06/15/2027	4.875%	891,000	862,785
08/15/2029	5.625%	1,435,000	1,234,907
03/01/2031	7.375%	169,000	168,947
Total			14,265,114
Construction Machinery 0.9%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	302,000	301,239
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	779,195
06/15/2029	6.625%	467,000	468,875
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	667,000	681,845
03/15/2031	7.750%	167,000	174,732
Total			2,405,886
Consumer Cyclical Services 1.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	924,000	843,579
12/01/2028	6.125%	951,000	835,770
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
06/01/2028	4.625%	858,000	823,396
02/15/2029	5.625%	276,000	270,353
Total			2,773,098
Consumer Products 1.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	986,000	900,200
Newell Brands, Inc.
09/15/2027	6.375%	218,000	219,355
05/15/2030	6.375%	205,000	199,809
05/15/2032	6.625%	477,000	464,567
Opal Bidco SAS(a),(d)
03/31/2032	6.500%	526,000	526,000
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	329,019
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	310,000	271,679
02/01/2032	4.375%	175,000	153,600
Total			3,064,229
Diversified Manufacturing 2.5%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	136,000	135,170
Chart Industries, Inc.(a)
01/01/2030	7.500%	364,000	377,910
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	947,000	948,756
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	391,000	393,168
Esab Corp.(a)
04/15/2029	6.250%	295,000	299,431
Gates Corp. (The)(a)
07/01/2029	6.875%	311,000	316,600
Madison IAQ LLC(a)
06/30/2028	4.125%	348,000	328,329
06/30/2029	5.875%	868,000	819,957
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	519,430
07/15/2032	6.500%	645,000	644,050
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	252,515
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	287,000	288,407
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	682,000	690,762
03/15/2029	6.375%	273,000	276,409
03/15/2032	6.625%	691,000	701,341
Total			6,992,235
Electric 5.3%
Alpha Generation LLC(a)
10/15/2032	6.750%	357,000	357,247
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	561,000	543,150
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,129,000	1,093,959
02/15/2031	3.750%	1,091,000	959,834
01/15/2032	3.750%	763,000	654,070
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	338,000	297,839
Long Ridge Energy LLC(a)
02/15/2032	8.750%	618,000	597,620
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	155,000	149,196
09/15/2027	4.500%	780,000	726,703
01/15/2029	7.250%	489,000	482,000
NRG Energy, Inc.
01/15/2028	5.750%	440,000	439,508
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,408,000	1,372,192
07/15/2029	5.750%	58,000	57,077
02/01/2033	6.000%	312,000	304,046
11/01/2034	6.250%	238,000	234,364
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	174,000	161,738
PG&E Corp.
07/01/2028	5.000%	260,000	253,127
PG&E Corp.(c)
03/15/2055	7.375%	330,000	325,302
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,349,000	1,305,150
01/15/2030	4.750%	446,000	414,035
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,099,000	1,095,352
07/31/2027	5.000%	277,000	273,076
10/15/2031	7.750%	1,107,000	1,159,833
04/15/2032	6.875%	357,000	363,978
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	440,000	432,740
03/15/2033	8.625%	819,000	795,024
Total			14,848,160

Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.4%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	103,000	104,013
GFL Environmental, Inc.(a)
01/15/2031	6.750%	436,000	449,333
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	686,000	690,481
Total			1,243,827
Finance Companies 3.6%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	103,000	104,568
03/15/2030	5.875%	1,161,000	1,148,682
Navient Corp.
06/25/2025	6.750%	445,000	445,526
03/15/2029	5.500%	579,000	547,946
03/15/2031	11.500%	414,000	462,660
08/01/2033	5.625%	730,000	629,109
OneMain Finance Corp.
05/15/2029	6.625%	977,000	980,110
03/15/2030	7.875%	573,000	593,990
09/15/2030	4.000%	552,000	487,188
05/15/2031	7.500%	475,000	483,241
11/15/2031	7.125%	204,000	205,474
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	991,000	1,015,325
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	559,000	501,557
10/15/2033	4.000%	1,587,000	1,360,878
Springleaf Finance Corp.
11/15/2029	5.375%	61,000	58,079
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	280,000	275,323
04/15/2029	5.500%	182,000	175,409
UWM Holdings LLC(a)
02/01/2030	6.625%	449,000	444,752
Total			9,919,817
Food and Beverage 2.2%
Chobani Holdco II LLC(a),(b)
10/01/2029	8.750%	624,000	681,535
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	683,000	675,632
06/15/2030	6.000%	504,000	501,110
Performance Food Group, Inc.(a)
09/15/2032	6.125%	286,000	284,840
Post Holdings, Inc.(a)
02/15/2032	6.250%	1,102,000	1,108,994
10/15/2034	6.250%	321,000	316,049
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	700,000	698,324
04/30/2029	4.375%	498,000	476,164
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,204,000	1,117,202
US Foods, Inc.(a)
09/15/2028	6.875%	336,000	345,279
Total			6,205,129
Gaming 2.9%
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	660,853
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	547,000	553,775
02/15/2032	6.500%	828,000	825,861
10/15/2032	6.000%	483,000	451,073
Churchill Downs, Inc.(a)
05/01/2031	6.750%	540,000	544,096
International Game Technology PLC(a)
04/15/2026	4.125%	339,000	334,854
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	216,000	221,307
MGM Resorts International
09/15/2029	6.125%	396,000	392,091
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	581,000	545,813
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	285,000	281,214
07/01/2029	4.125%	460,000	408,433
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	874,000	860,077
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,438,000	1,355,847
Scientific Games International, Inc.(a)
05/15/2028	7.000%	369,000	369,009
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	153,000	149,203
Total			7,953,506
Health Care 6.7%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	186,725
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	134,449
04/15/2029	5.000%	1,199,000	1,134,146
03/15/2033	7.375%	380,000	380,148
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avantor Funding, Inc.(a)
07/15/2028	4.625%	429,000	414,276
11/01/2029	3.875%	1,334,000	1,231,493
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	531,000	550,059
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	238,106
03/15/2029	3.750%	249,000	229,237
03/15/2031	4.000%	291,000	260,230
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	350,000	334,371
04/15/2029	6.875%	469,000	303,559
05/15/2030	5.250%	978,000	806,510
01/15/2032	10.875%	479,000	473,533
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	434,000	441,576
DaVita, Inc.(a)
06/01/2030	4.625%	360,000	331,795
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	50,000	48,472
IQVIA, Inc.(a)
05/15/2030	6.500%	270,000	275,010
LifePoint Health, Inc.(a)
10/15/2030	11.000%	25,000	27,220
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	544,000	551,243
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	941,000	879,331
10/01/2029	5.250%	2,252,000	2,161,226
Select Medical Corp.(a)
12/01/2032	6.250%	676,000	659,167
Star Parent, Inc.(a)
10/01/2030	9.000%	1,473,000	1,455,914
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	592,000	584,768
Teleflex, Inc.
11/15/2027	4.625%	693,000	674,353
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	212,587
Tenet Healthcare Corp.
02/01/2027	6.250%	1,061,000	1,061,294
11/01/2027	5.125%	1,798,000	1,771,468
10/01/2028	6.125%	419,000	417,010
06/15/2030	6.125%	446,000	444,602
Total			18,673,878
Home Construction 0.0%
Shea Homes LP/Funding Corp.
04/01/2029	4.750%	102,000	96,697
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 4.6%
Baytex Energy Corp.(a)
04/30/2030	8.500%	563,000	572,651
03/15/2032	7.375%	553,000	532,629
Civitas Resources, Inc.(a)
11/01/2030	8.625%	307,000	316,739
07/01/2031	8.750%	611,000	628,537
CNX Resources Corp.(a)
01/15/2029	6.000%	342,000	337,237
03/01/2032	7.250%	394,000	400,797
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,884,000	1,860,884
Comstock Resources, Inc.(a)
03/01/2029	6.750%	290,000	282,433
01/15/2030	5.875%	119,000	112,332
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	461,000	468,379
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,728,000	1,724,415
02/01/2029	5.750%	418,000	404,309
11/01/2033	8.375%	399,000	408,851
02/15/2035	7.250%	966,000	923,491
Matador Resources Co.(a)
04/15/2028	6.875%	333,000	336,632
04/15/2032	6.500%	760,000	754,005
04/15/2033	6.250%	345,000	337,108
Permian Resources Operating LLC(a)
01/15/2032	7.000%	757,000	775,198
02/01/2033	6.250%	349,000	347,878
SM Energy Co.
07/15/2028	6.500%	273,000	271,116
SM Energy Co.(a)
08/01/2029	6.750%	342,000	337,248
08/01/2032	7.000%	609,000	599,385
Total			12,732,254
Leisure 3.4%
Boyne USA, Inc.(a)
05/15/2029	4.750%	491,000	462,700
Carnival Corp.(a)
08/01/2028	4.000%	882,000	843,187
08/15/2029	7.000%	520,000	543,352
03/15/2030	5.750%	649,000	646,344
02/15/2033	6.125%	631,000	621,691
Cinemark USA, Inc.(a)
07/15/2028	5.250%	372,000	361,152
08/01/2032	7.000%	200,000	201,993
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	297,000	289,783

Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd.(a)
02/15/2027	5.875%	426,000	425,123
02/01/2032	6.750%	521,000	515,072
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	140,000	139,958
09/30/2031	5.625%	530,000	520,661
03/15/2032	6.250%	242,000	244,296
02/01/2033	6.000%	689,000	689,435
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	949,000	951,754
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	753,000	759,417
Vail Resorts, Inc.(a)
05/15/2032	6.500%	404,000	408,582
Viking Cruises Ltd.(a)
07/15/2031	9.125%	910,000	971,996
Total			9,596,496
Lodging 0.4%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	294,000	291,098
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	370,000	325,139
01/15/2032	6.625%	435,000	431,523
Total			1,047,760
Media and Entertainment 3.1%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	835,000	716,723
09/15/2028	9.000%	261,000	268,604
06/01/2029	7.500%	135,000	111,471
04/01/2030	7.875%	635,000	623,060
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	739,000	715,189
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	157,700	126,419
05/01/2030	10.875%	180,000	89,510
08/15/2030	7.750%	172,520	127,718
Mav Acquisition Corp.(a)
08/01/2029	8.000%	195,000	192,715
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	413,000	417,235
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	877,000	800,951
02/15/2031	7.375%	1,445,000	1,504,705
Roblox Corp.(a)
05/01/2030	3.875%	1,266,000	1,152,799
Snap, Inc.(a)
03/01/2033	6.875%	642,000	642,203
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
08/15/2028	8.000%	549,000	551,346
06/30/2030	7.375%	478,000	458,777
Total			8,499,425
Metals and Mining 2.8%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	274,000	281,989
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	201,881
10/01/2031	5.125%	886,000	831,586
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	225,000	220,341
Constellium SE(a)
04/15/2029	3.750%	1,466,000	1,330,717
08/15/2032	6.375%	631,000	616,422
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,204,000	1,185,568
04/01/2029	6.125%	696,000	693,746
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,085,000	960,155
Novelis Corp.(a)
01/30/2030	4.750%	1,043,000	970,298
08/15/2031	3.875%	267,000	231,966
Novelis, Inc.(a)
01/30/2030	6.875%	219,000	221,567
Total			7,746,236
Midstream 4.9%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	453,000	460,722
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,413,000	1,318,454
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,296,000	1,342,083
EQM Midstream Partners LP(a)
06/01/2027	7.500%	226,000	231,073
Hess Midstream Operations LP(a)
03/01/2028	5.875%	201,000	202,105
10/15/2030	5.500%	163,000	159,989
NuStar Logistics LP
06/01/2026	6.000%	1,107,000	1,109,753
04/28/2027	5.625%	124,000	123,319
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	223,000	227,268
Sunoco LP(a)
05/01/2029	7.000%	543,000	555,887
05/01/2032	7.250%	512,000	528,902
07/01/2033	6.250%	837,000	836,985
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	977,000	984,892
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	1,211,000	1,100,229
11/01/2033	3.875%	1,990,000	1,712,701
Venture Global LNG, Inc.(a),(c),(e)
	9.000%	1,216,000	1,150,901
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	344,000	368,850
01/15/2030	7.000%	393,000	387,263
06/01/2031	8.375%	395,000	400,334
02/01/2032	9.875%	369,000	392,034
Total			13,593,744
Oil Field Services 2.2%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	348,000	349,415
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	266,000	271,428
Nabors Industries Ltd.(a)
01/15/2028	7.500%	482,000	443,322
Nabors Industries, Inc.(a)
05/15/2027	7.375%	460,000	453,844
01/31/2030	9.125%	526,000	526,268
08/15/2031	8.875%	778,000	676,406
Noble Finance II LLC(a)
04/15/2030	8.000%	388,000	387,697
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	431,154	439,386
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,610,476	1,645,826
Transocean, Inc.(a)
05/15/2031	8.500%	540,000	525,129
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	269,000	273,623
Total			5,992,344
Other Industry 0.2%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	290,000	281,066
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	253,000	255,912
04/15/2030	6.625%	160,000	161,682
Total			698,660
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 1.8%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	175,000	174,492
02/01/2027	4.250%	1,856,000	1,806,888
07/15/2031	7.000%	472,000	484,830
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	570,000	556,602
05/15/2029	4.875%	501,000	468,857
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	167,000	171,167
04/01/2032	6.500%	428,000	427,375
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	338,604
Service Properties Trust(a)
11/15/2031	8.625%	344,000	362,858
XHR LP(a)
05/15/2030	6.625%	176,000	172,955
Total			4,964,628
Packaging 1.7%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,830,000	1,559,394
Canpack SA/US LLC(a)
11/15/2029	3.875%	939,000	850,893
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	600,000	608,745
Clydesdale Acquisition Holdings, Inc.(a),(d)
04/15/2032	6.750%	634,000	638,150
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	613,656
08/15/2027	8.500%	530,000	527,818
Total			4,798,656
Paper 0.1%
Glatfelter Corp.(a)
11/15/2031	7.250%	149,000	144,881
Pharmaceuticals 1.8%
1261229 BC Ltd.(a),(d)
04/15/2032	10.000%	1,265,000	1,258,479
1375209 BC Ltd.(a)
01/30/2028	9.000%	84,000	83,908
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	110,000	104,477
08/15/2027	5.750%	170,000	169,703
06/01/2028	4.875%	596,000	478,952
09/30/2028	11.000%	151,000	144,309
02/15/2029	6.250%	169,000	113,044

Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,539,000	1,422,108
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	345,001
Organon Finance 1 LLC(a)
04/30/2028	4.125%	413,000	386,003
04/30/2031	5.125%	611,000	533,233
Total			5,039,217
Property & Casualty 4.5%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	2,473,000	2,465,367
04/15/2028	6.750%	611,000	613,539
10/01/2031	6.500%	319,000	313,567
10/01/2032	7.375%	690,000	693,936
AmWINS Group, Inc.(a)
02/15/2029	6.375%	552,000	556,228
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	221,000	225,496
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	540,000	550,887
AssuredPartners, Inc.(a)
01/15/2029	5.625%	723,000	721,409
02/15/2032	7.500%	153,000	163,391
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,451,000	1,391,103
HUB International Ltd.(a)
01/31/2032	7.375%	545,000	555,071
HUB International, Ltd.(a)
06/15/2030	7.250%	2,112,000	2,173,569
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	931,000	948,027
Radian Group, Inc.
03/15/2027	4.875%	235,000	234,796
05/15/2029	6.200%	198,000	204,293
Ryan Specialty LLC(a)
08/01/2032	5.875%	722,000	713,166
Total			12,523,845
Railroads 0.7%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	854,000	852,997
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	955,000	959,654
Total			1,812,651
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.1%
HF Sinclair Corp.
04/15/2027	6.375%	385,000	389,901
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	462,000	458,035
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	130,000	119,817
01/15/2030	6.750%	635,000	549,816
Yum! Brands, Inc.
04/01/2032	5.375%	660,000	643,434
Total			1,771,102
Retailers 1.9%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	201,000	188,289
02/15/2032	5.000%	201,000	182,060
Belron UK Finance PLC(a)
10/15/2029	5.750%	283,000	281,042
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	201,000	207,550
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	440,000	413,912
01/15/2030	6.375%	178,000	178,588
Hanesbrands, Inc.(a)
02/15/2031	9.000%	183,000	192,921
L Brands, Inc.
06/15/2029	7.500%	145,000	148,669
L Brands, Inc.(a)
10/01/2030	6.625%	719,000	729,693
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	299,000	280,421
08/01/2031	8.250%	397,000	412,271
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	294,497
PetSmart, Inc./Finance Corp.(a)
02/15/2029	7.750%	865,000	794,892
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	170,000	153,898
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	1,110,000	938,764
Total			5,397,467
Technology 11.6%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	834,000	823,639
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Block, Inc.(a)
05/15/2032	6.500%	868,000	877,144
Camelot Finance SA(a)
11/01/2026	4.500%	241,000	236,708
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	556,000	487,917
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	634,000	549,817
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	811,000	752,168
07/01/2029	4.875%	1,223,000	1,091,297
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,624,000	1,619,357
06/30/2032	8.250%	1,367,000	1,389,173
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,428,000	1,265,267
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	262,000	258,400
Entegris Escrow Corp.(a)
04/15/2029	4.750%	1,084,000	1,045,663
06/15/2030	5.950%	787,000	783,143
Gen Digital, Inc.(a)
04/01/2033	6.250%	466,000	464,540
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,278,000	1,330,633
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	771,320
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	689,049
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	1,028,000	1,022,959
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	298,000	277,330
05/30/2029	9.500%	1,350,000	1,359,046
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	395,000	364,523
Iron Mountain, Inc.(a)
09/15/2027	4.875%	912,000	893,699
01/15/2033	6.250%	295,000	292,503
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,638,000	1,539,132
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	952,000	1,032,088
NCR Corp.(a)
10/01/2028	5.000%	746,000	717,713
04/15/2029	5.125%	513,000	488,515
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,122,000	973,184
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,721,000	1,673,177
Seagate HDD
12/15/2029	8.250%	311,000	330,976
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	491,000	487,425
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,177,000	1,159,975
08/15/2032	6.750%	320,000	322,745
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	386,000	390,422
Synaptics, Inc.(a)
06/15/2029	4.000%	605,000	554,707
UKG, Inc.(a)
02/01/2031	6.875%	1,095,000	1,111,188
WEX, Inc.(a)
03/15/2033	6.500%	347,000	343,097
Zebra Technologies Corp.(a)
06/01/2032	6.500%	962,000	974,028
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,627,000	1,493,076
Total			32,236,743
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	360,000	350,018
02/15/2031	8.000%	658,000	641,797
Total			991,815
Wireless 1.5%
Altice France Holding SA(a)
02/15/2028	6.000%	1,135,000	331,931
Altice France SA(a)
07/15/2029	5.125%	1,853,000	1,456,199
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,325,040
07/15/2031	4.750%	1,182,000	1,030,462
Total			4,143,632
Wirelines 1.4%
Fibercop SpA(a)
07/18/2036	7.200%	91,000	88,157
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	597,000	628,796
03/15/2031	8.625%	508,000	541,377

Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SAS(a)
10/15/2028	7.000%	908,000	919,203
Iliad Holding SASU(a)
04/15/2031	8.500%	339,000	355,102
04/15/2032	7.000%	385,000	386,362
Optics Bidco SpA(a)
06/04/2038	7.721%	314,000	315,685
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	695,000	708,129
Total			3,942,811
Total Corporate Bonds & Notes (Cost $268,841,087)			265,074,800

Foreign Government Obligations(f) 0.9%

Canada 0.9%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	444,000	443,474
11/15/2028	8.500%	1,087,000	1,148,100
02/15/2030	9.000%	637,000	684,746
12/01/2031	7.000%	266,000	277,399
Total			2,553,719
Total Foreign Government Obligations (Cost $2,477,089)			2,553,719

Senior Loans 1.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Ineos US Finance LLC(g),(h),(i)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.575%	450,000	431,437
Consumer Cyclical Services 0.2%
8th Avenue Food & Provisions, Inc.(h),(i)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.189%	275	269
Arches Buyer, Inc.(h),(i)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.675%	573,502	560,690
Total			560,959
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Truist Insurance Holdings LLC(h),(i)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.049%	270,490	272,352
Retailers 0.5%
Hanesbrands, Inc.(h),(i)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.075%	121,112	120,758
PetSmart LLC(h),(i)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.175%	1,374,065	1,349,442
Total			1,470,200
Technology 0.8%
Ascend Learning LLC(h),(i)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.175%	163,629	162,525
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.325%	749,172	739,402
DCert Buyer, Inc.(h),(i)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.325%	52,667	42,287
Ellucian Holdings, Inc.(h),(i)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	9.075%	639,000	647,518
UKG, Inc.(h),(i)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	585,039	583,489
Total			2,175,221
Total Senior Loans (Cost $4,962,466)			4,910,169
Columbia Variable Portfolio – High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2025 (Unaudited)

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(j),(k)	3,951,173	3,950,383
Total Money Market Funds (Cost $3,950,345)		3,950,383
Total Investments in Securities (Cost: $281,053,601)		277,326,837
Other Assets & Liabilities, Net		1,125,926
Net Assets		278,452,763
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $245,681,840, which represents 88.23% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(d)	Represents a security purchased on a when-issued basis.
(e)	Perpetual security with no specified maturity date.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents a security purchased on a forward commitment basis.
(h)
The stated interest rate represents the weighted average interest rate at March 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(k)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	7,427,587	14,310,726	(17,787,905)	(25)	3,950,383	(150)	60,620	3,951,173
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – High Yield Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7010_12_D01_(05/25)